Related party transactions - Expenses Incurred with Related Parties (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Professional fees expense	$ 3.3	$ 1.9
Services received, related party transactions	$ 0.0	$ 0.0